FIXED ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FIXED ASSETS
Less: accumulated depreciation	$ (47,700)	$ 0
Property and equipment, net	31,189	0
Total property and equipment	78,889	0
Office Equipment [Member]
Total property and equipment	22,159
Vehicles [Member]
Total property and equipment	24,710	0
Production Equipment [Member]
Total property and equipment	$ 32,020	$ 0